Interest Expense	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Interest Expense
31.	INTEREST EXPENSE

Composition	12/31/2025	12/31/2024	12/31/2023

For deposits
Non-financial private sector
Checking accounts	67,002,078	216,412,826	318,520,369
Saving accounts	21,775,758	55,396,809	51,906,430
Time deposits and investments accounts	1,738,978,347	2,142,078,045	4,162,439,918
Other			39
For financing received from the BCRA and other financial institutions	2,947,469	6,657,883	6,099,083
For repo transactions
Other financial entities	8,091,163	10,876,608	39,743,187
For other financial liabilities	18,347,980	17,072,350	20,396,018
For issued corporate bonds	37,055,310	21,453,027	4,732,913
For other subordinated corporate bonds	36,261,152	38,713,239	40,622,398

Total	1,930,459,257	2,508,660,787	4,644,460,355